Operating and Geographic Segmentation (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2021 Total
Net interest income (2)	6,561	4,268	982	3,115	(616)	14,310
Non-interest revenue	2,225	1,243	6,071	3,011	326	12,876
Total Revenue	8,786	5,511	7,053	6,126	(290)	27,186
Provision for (recovery of) credit losses on impaired loans	493	22	4	11	(5)	525
Provision for (recovery of) credit losses on performing loans	(116)	(166)	(16)	(205)	(2)	(505)
Total provision for (recovery of) credit losses	377	(144)	(12)	(194)	(7)	20
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,399	–	–	1,399
Depreciation and amortization	526	487	283	269	–	1,565
Non-interest expense	3,511	2,310	3,433	3,167	1,523	13,944
Income (loss) before taxes	4,372	2,858	1,950	2,884	(1,806)	10,258
Provision for (recovery of) income taxes	1,135	669	476	744	(520)	2,504
Reported net income (loss)	3,237	2,189	1,474	2,140	(1,286)	7,754
Average assets (3)	262,953	129,009	48,232	372,475	168,471	981,140

	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2020 Total
Net interest income (2)	6,105	4,345	900	3,320	(699)	13,971
Non-interest revenue	1,930	1,186	5,808	2,006	285	11,215
Total Revenue	8,035	5,531	6,708	5,326	(414)	25,186
Provision for credit losses on impaired loans	787	418	4	310	3	1,522
Provision for credit losses on performing loans	623	441	18	349	–	1,431
Total provision for credit losses	1,410	859	22	659	3	2,953
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,708	–	–	1,708
Depreciation and amortization	517	563	295	243	–	1,618
Non-interest expense	3,375	2,512	3,224	2,993	455	12,559
Income (loss) before taxes	2,733	1,597	1,459	1,431	(872)	6,348
Provision for (recovery of) income taxes	706	320	363	344	(482)	1,251
Reported net income (loss)	2,027	1,277	1,096	1,087	(390)	5,097
Average assets (3)	251,471	137,644	45,573	369,518	138,244	942,450

	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	2019 Total
Net interest income (2)	5,885	4,216	935	2,390	(538)	12,888
Non-interest revenue	2,099	1,162	6,727	2,369	238	12,595
Total Revenue	7,984	5,378	7,662	4,759	(300)	25,483
Provision for (recovery of) credit losses on impaired loans	544	160	2	52	(7)	751
Provision for (recovery of) credit losses on performing loans	63	37	(2)	28	(5)	121
Total provision for (recovery of) credit losses	607	197	–	80	(12)	872
Insurance claims, commissions and changes in policy benefit liabilities	–	–	2,709	–	–	2,709
Depreciation and amortization	355	459	230	161	–	1,205
Non-interest expense	3,481	2,677	3,293	3,118	856	13,425
Income (loss) before taxes	3,541	2,045	1,430	1,400	(1,144)	7,272
Provision for (recovery of) income taxes	917	434	371	309	(517)	1,514
Reported net income (loss)	2,624	1,611	1,059	1,091	(627)	5,758
Average assets (3)	237,742	126,539	40,951	342,626	85,394	833,252

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central
banks, reverse repos, loans and securities. Total average earning assets for 2021 are $897,302, including $248,215 for Canadian P&C, $122,166 for U.S. P&C, and $526,921 for all other operating segments including Corporate (2020 - Total: $853,336, Canadian P&C: $234,953, U.S. P&C: $130,190 and all other operating segments: $488,193; 2019 - Total: $759,395, Canadian P&C: $222,260, U.S. P&C: $119,640 and all other operating segments: $417,495).

Summary of Bank's Financial Results by Geographic Region
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)	2021
	Canada	United States	Other countries	Total
Total Revenue	15,983	9,242	1,961	27,186
Income (loss) before taxes	6,242	4,224	(208)	10,258
Reported net income (loss)	4,809	3,254	(309)	7,754
Average Assets	544,652	376,102	60,386	981,140
				2020
Total Revenue	14,515	8,659	2,012	25,186
Income before taxes	3,815	1,891	642	6,348
Reported net income	3,021	1,554	522	5,097
Average Assets	522,155	361,651	58,644	942,450
				2019
Total Revenue	14,998	8,282	2,203	25,483
Income before taxes	4,218	2,367	687	7,272
Reported net income	3,313	1,903	542	5,758
Average Assets	462,427	316,983	53,842	833,252